Tax situation - Income tax provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Tax Explanatory
Current income tax expense	$ 20,375	$ 9,924	$ 11,911
Deferred tax expense (income)	(44,046)	15,506	(37,501)
Income tax expense (benefit)	(23,671)	25,430	(25,590)
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Income Tax Explanatory
Current Peruvian tax returns	40,590	51,197	42,978
Royalties and mining taxes	9,196	5,065	11,444
Income tax from prior years (refunds)/payments	(98)	(1,712)	8,459
Other taxes	320	1,363	993
Income tax prior years refunds		(2,895)	(3,002)
Fines from prior years			4,056
Current income tax expense	50,008	53,018	64,928
Deferred tax expense (income)	1,021	(1,071)
Income tax expense (benefit)	$ 51,029	$ 53,018	$ 64,928